CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net profit	$ 83,289	$ 88,073	$ 133,379
Other comprehensive income, net of tax:
Foreign currency translation adjustment	7,830	3,478	3,599
Change in employees plan assets and benefit obligations, net of taxes	(394)	(1,118)	269
Unrealized gain (loss) on derivatives	(1,774)	3,696	(2,704)
Comprehensive income	88,951	94,129	134,543
Comprehensive loss (income) attributable to non-controlling interest	(4,914)	1,063	407
Comprehensive income attributable to the Company	$ 84,037	$ 95,192	$ 134,950